ORGANIZATION, BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS AND OPERATIONS

1.

ORGANIZATION, BUSINESS AND OPERATIONS

On September 27, 2006, TODA International Holdings Inc., formerly Summit Growth Corporation (“TODA” or the “Company”), was formed in the Cayman Islands with the objective to acquire, or merge with, an operating business.

On March 15, 2011, TODA entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Victor Score Limited, a British Virgin Islands exempted business company ("Victor Score'), and its stockholders (the “Stockholders”). Prior to the share exchange, Victor Score’s issued 2,665,075 ordinary shares with par value of $0.00128 to former stockholders of the Company. Pursuant to the terms of the Exchange Agreement, the Stockholders of Victor Score agreed to transfer all of the issued and outstanding shares of common stock in Victor Score to the Company in exchange for the Company's issuing an aggregate of 32,839,910 ordinary shares and 104,572 preference shares of the Company’s capital stock to the Victor Score stockholders and Victor Score. The Company initiated a 1 for 2 reverse stock splits effective on May 16, 2011. After the reverse stock split, there were 17,322,805 ordinary shares outstanding. On the same date, 104,572 preference shares were converted into 10,457,195 ordinary shares. As a result, a total of 27,780,000 ordinary shares were outstanding as of December 31, 2014 and 2013.

The Share Exchange was accounted for as a “reverse merger”, since the former stockholders of Victor Score own a majority of the outstanding shares of the Company’s capital stock immediately following the Share Exchange. Victor Score is deemed to be the accounting acquirer in the reverse merger. Accordingly after the reverse merger, Victor Score became a subsidiary of TODA, with Dalian TOFA Wire and Cable Co., Ltd. (formerly known as “Dalian TOFA New Materials Development Co., Ltd.”), a company incorporated under the laws of the People’s Republic of China (“PRC”) on November 12, 1997 (“TOFA”), and Dalian Tongda Equipment Technology Development Co., Ltd., a company incorporated under the laws of PRC on January 28, 2008 (“Tongda”) being the variable interest entities (“VIEs”) of TODA through a series of contractual agreements made with Dalian Xinding New Materials Technology Consultancy Co., Ltd. (“Dalian Xinding”).

As a result of the Share Exchange, TODA is now engaged in the business of manufacturing and trading of copper coated aluminum wire and its related products, and in the business of manufacturing of wiring equipment and leasing copper coated aluminum wire technology in the PRC. TODA also exerts effective control over TOFA and Tongda and receives 100% of the net profits derived from the business operations of TOFA and Tongda.

Subsequent to the Share Exchange, the Company now holds 100% of Victor Score, which, in turn, holds 100% of the equity interest in Apex Wealth Holdings Limited (“Apex Wealth”), a limited liability company incorporated in Hong Kong, China on February 12, 2010 which, in turn, holds 100% of the equity interest in Dalian Xinding, a wholly foreign owned enterprise approved in the PRC on August 18, 2010 with the registered capital of RMB5,000,000 (US$732,504).

Pursuant to a group reorganization completed on October 12, 2010, TOFA and Tongda signed a series of contractual agreements with Dalian Xinding. TOFA and Tongda became VIEs as defined under FASB ASC 810-10.

The Company does not conduct any operations or have any assets exclusive of its control of TOFA and Tongda. Through its contractual arrangements with TOFA and Tongda, the Company is engaged in the research, development, production and distribution of composite bimetallic materials, primarily copper clad aluminum (“CCA”), and its manufacturing equipment. The Company is also involved in the research and development of related production technologies and provides consultancy services on such technologies to a number of entities, within and out of China.

The VIE Agreements grant Dalian Xinding the power to direct the activities that most significantly impact TOFA's and Tongda's economic performance and right to economic returns in the following manner:

(a)

Pursuant to the terms of the Business Operation Agreement, Dalian Xinding effectively gained management control of TOFA and Tongda.

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Without written consent of Dalian Xinding, neither TOFA nor Tongda can enter into or consummate a transaction that might significantly affect the assets, obligations, rights or operations of TOFA or Tongda.

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Dalian Xinding is entitled to provide advice and guidance regarding hiring and firing employees, daily operations and financial management of TOFA and Tongda. The managements of TOFA and Tongda have agreed to accept such advice and guidance.

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Dalian Xinding is entitled to recommend all candidates for directors and executive officers of TOFA and Tongda. TOFA and Tongda have agreed to appoint the candidates recommended by Dalian Xinding.

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TOFA and Tongda have issued a letter of authorization that authorizes designated officers of Dalian Xinding to act as their proxies and exercise all rights of stockholders at any stockholders meetings of TOFA or Tongda pursuant to PRC law and the bylaws of TOFA and Tongda.

(b)

Pursuant to the terms of the Lease Agreement, TOFA and Tongda have leased all of the property, plant and equipment of TOFA and Tongda to Dalian Xinding and Dalian Xinding possess the right to use all of such property, plant and equipment during the lease term.

The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding. The Company believes that the VIE Agreements provide it with substantial protection and control over the operations of the VIEs.

Details of the Company’s subsidiaries and VIEs which are included in these consolidated financial statements as at December 31, 2014 are as follows:

Subsidiaries’ names	Place and date of Incorporation	Percentage of ownership by the Company	Principal activities

Victor Score Limited	BVI	100%	Intermediate holding company
May 13, 2010

Apex Wealth Holdings Limited	Hong Kong, PRC	100% (indirect)	Intermediate holding company
February 12, 2010

Dalian Xinding New Materials	Dalian, PRC	100% (indirect)	Intermediate holding company
Technology Consultancy Co., Ltd.	August 18, 2010

VIE’s names

Dalian TOFA Wire and Cable Co., Ltd. (formerly known as “Dalian TOFA New Materials Development Co., Ltd.”)	Liaoning, Dalian, PRC November 12, 1997	VIE controlled by TODA	Manufacturing and trading of CCA and its related products

Dalian Tongda Equipment Technology Development Co., Ltd	Liaoning, Dalian, PRC January 28, 2008	VIE controlled by TODA	Manufacturing wiring equipment and leasing CCA technology

Panjin TOFA Cable Co., Ltd.	Liaoning, Dalian, PRC	100% owned by TOFA	Manufacturing of CCA cables
	June 30, 2011	(as of June 17, 2012)

Zhaodong TOFA Cable Co., Ltd.	Heilongjiang, Zhaodong, PRC	100% owned by TOFA	Sale of CCA cables and related
	November 18, 2011		products

Mudanjiang TOFA Cable Co., Ltd.	Heilongjiang, Mudanjiang, PRC	100% owned by Panjin Cable	Sale of CCA cables and related product
June 26, 2012

On June 17, 2012, TOFA acquired the remaining 10% equity interest of Panjin Cable from its minority stockholders. The acquisition of this non-controlling interest has been accounted for as a transaction with equity holders in their capacity as equity holders and accordingly no goodwill has been recognized in accordance with Accounting Standards Codification (“ASC”) 810-10-30-1.

The contractual agreements between the Company, TOFA and Tongda have an initial term of 10 years. The parties may mutually seek to extend these agreements upon the expiration of the current term. The Company is not aware of any legal impediments that may affect the renewal of these agreements under current PRC laws. In order for the Company to continue to derive the economic benefits from its interest in operation of TOFA and Tongda, it must renew these contractual agreements. There is no assurance that such contractual agreements will be renewed upon expiration.

On January 7, 2015, the subsidiary, Mudanjiang TOFA Cable Co., Ltd, has been closed down.